Financial Instruments (Securities Repurchase and Reverse Repurchase Arrangements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Financial Instruments [Line Items]
Securities For Repurchase Agreements	$ 169
Reverse Repurchase Agreements Maturities	90 days
Securities for Reverse Repurchase Agreements	$ 11,500